STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
NORTHERN FUNDS
Supplement dated June 11, 2008 to Statement of Additional Information dated July 31, 2007
The first sentence of the first paragraph on page 36 is amended and restated as follows:
The Investment Advisers do not determine what investments will be purchased or sold for the Funds, with the exception of the cash portion of each Fund and the Multi-Manager International Equity Fund’s investments in emerging markets.
The information in “Investment Advisers, Sub-Advisers, Transfer Agent and Custodian — Investment Sub-Advisers” on page 36 with regard to the Multi-Manager Mid Cap and Multi-Manager Small Cap Funds is deleted and replaced with the following:

Fund	Sub-Advisers
Multi-Manager Mid Cap Fund	Geneva Capital Management Ltd. (“Geneva”)

LSV Asset Management (“LSV”)

Systematic Financial Management, L.P. (“Systematic”)

TCW Investment Management Company (“TCW”)

Multi-Manager Small Cap Fund	Metropolitan West Capital Management, LLC (“MetWest Capital”)

OFI Institutional Asset Management, Inc. (“OFI”)

William Blair & Company, LLC (“William Blair”)

Copper Rock Capital Partners LLC (“Copper Rock”)
The second to last sentence of the fifth paragraph on page 37 is amended and restated as follows:
As of the date of this Additional Statement, the Investment Advisers have delegated substantially all of their portfolio management responsibilities to the Sub-Advisers set forth above, except for the cash portion of each Fund and the Multi-Manager International Equity Fund’s investments in emerging markets.
The ownership and control information regarding GSAM on page 37 is deleted and the following information is added:
Systematic
Systematic is a Delaware limited partnership in which Affiliated Managers Group, Inc. is the general partner.
OFI
OFI is a wholly owned subsidiary of OppenheimerFunds, Inc., which is in turn 100% owned by Oppenheimer Acquisition Corp. (“OAC”). As of December 31, 2007, MassMutual Holdings LLC, a holding company owned by Massachusetts Mutual Life Insurance Co. owned 97.7% of OAC.

The information with respect to GSAM on page 45 is deleted. The following information with respect to Systematic and OFI is added under the section “Portfolio Managers” on page 45:

Fund	Portfolio Manager
Multi-Manager Mid Cap Fund	Systematic
Ron Mushock

Multi-Manager Small Cap Fund	OFI
David E. Schmidt

The following information is added to the section “Accounts Managed by the Portfolio Managers - Multi-Manager Mid Cap Fund” beginning on page 48:
     Systematic
     The table below discloses accounts within each type of category listed below for which Ron Mushock was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2008.

			Number of
			Accounts
	Total		Managed in	Total Assets in
	Number		which	which Advisory
	of		Advisory Fee	Fee Based on
	Accounts	Total Assets	Based on	Performance
Type of Accounts	Managed	(in Millions)	Performance	(in Millions)
Northern Funds:	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	4	$347.7	0	$0
Other Pooled Investment Vehicles:	1	$9.0	0	$0
Other Accounts:	1,720	$1,521.3	0	$0
The information regarding GSAM under the section “Accounts Managed by the Portfolio Managers - Multi-Manager Small Cap Fund” on page 51 is deleted and the following information is added:
     OFI
     The table below discloses accounts within each type of category listed below for which David E. Schmidt was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2008.

			Number of
			Accounts
	Total		Managed in	Total Assets in
	Number		which	which Advisory
	of		Advisory Fee	Fee Based on
	Accounts	Total Assets	Based on	Performance
Type of Accounts	Managed	(in Millions)	Performance	(in Millions)
Northern Funds:	0	$0	0	$0
Northern Institutional Funds:	0	$0	0	$0
Other Registered Investment Companies:	4	$1,769.1	0	$0
Other Pooled Investment Vehicles:	7	$179.8	1	$53.5
Other Accounts:	55	$1,496.8	3	$58.8

The following information is added to the section “Material Conflicts of Interest — Multi-Manager Mid Cap Fund” beginning on page 55:
     Systematic
     Systematic is majority owned by Affiliated Managers Group, Inc. (“AMG”), a publicly traded asset management company, which invests in mid-sized asset management firms. Neither AMG nor any of their other affiliates formulate advice for Systematic’s clients and do not, in Systematic’s view, present any potential conflict of interest with Systematic’s clients. Portfolio managers oversee the investment of various types of accounts in the same strategy such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than Systematic’s basic fee schedule to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades. However, Systematic has a variety of internal controls in place that are reasonably designed to detect such conflicts and protect the interests of its clients.
     Conflicts of interest, including employee personal securities trading, security selection, proxy voting and security allocation may arise as a result of providing advisory services to a diverse group of clients invested in various strategies. To avoid such potential conflicts and harm to Systematic’s clients, Systematic has adopted policies and procedures, including but not limited to, its code of ethics, which addresses personal securities trading, proxy voting and trading error policies. These policies and procedures are subject to periodic testing and reviews, which are reasonably designed to detect such conflicts and protect the interests of its clients.
The information regarding GSAM under the section “Material Conflicts of Interest — Multi-Manager Small Cap Fund” on pages 56-57 is deleted and the following information is added:
     OFI
     The OFI portfolio managers who manage and service the Multi-Manager Small Cap Fund also manage other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. Conflicts may occur whether the investment strategies of the other funds and accounts are the same as, or different from, the Fund’s investment objectives and strategies. For example, the portfolio managers may need to allocate investment opportunities between the Multi-Manager Small Cap Fund and another fund or account having similar objectives or strategies, or the portfolio managers may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by OFI have the same management fee or structure, and certain funds and accounts have performance-based fees. If the management fee structure of another fund or account is more advantageous to OFI than the fee structure of the Multi-Manager Small Cap Fund, OFI could have an incentive to favor the other fund or account. However, OFI’s compliance procedures and code of ethics recognize OFI’s fiduciary obligations to treat all of its clients, including the Multi-Manager Small Cap Fund, fairly and equitably, and are designed to preclude the portfolio managers from favoring one client over another. It is possible, of course, that those compliance procedures and the code of ethics may not always be adequate to do so.
     In addition, from time to time, the portfolio managers on behalf of OFI may manage funds and accounts for OFI or affiliates of OFI with the same or similar investment objectives or strategies (“Affiliated Accounts”). The portfolio managers and OFI may have potential conflicts of interest in connection with the allocation of investments or transaction decisions for the Multi-Manager Small Cap Fund, including in situations in which OFI, its affiliates and their personnel may have interests in the investment being allocated and in situations in which the Affiliated Accounts may receive certain of the investments being allocated. Moreover, the advice provided by the portfolio managers and OFI to the Affiliated Accounts may compete or conflict with the advice provided to the Multi-Manager Small Cap Fund or may involve a different timing or course of action taken than with respect to the Fund. Further, OFI, its affiliates and Affiliated Accounts may buy or sell positions while the Multi-Manager Small Cap Fund is undertaking the same or a differing strategy, which could disadvantage the Fund. In addition, transactions in investments by one or more other client accounts, Affiliated Accounts, OFI or its Affiliates may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. OFI or its affiliates may acquire confidential or material non-public information pertaining to an issuer or the issuer’s securities, which may prevent or prohibit OFI from providing investment advice to the Fund and Affiliated Accounts with respect to such issuer or the issuer’s securities irrespective of an account’s investment objective or guidelines. Moreover, OFI and its affiliates may have ownership interests in issuers or broker-dealers that may prevent OFI or its affiliates from purchasing securities or other instruments from such issuers or broker-dealers. OFI and its affiliates may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences to the Multi-Manager Small Cap Fund and Affiliated Accounts, which may cause the Fund to be unable to engage in certain activities.
The following information is added to the section “Portfolio Manager Compensation Structure - Sub-Advisers — Multi-Manager Mid Cap Fund” beginning on page 60:
     Systematic
     Ronald Mushock, a partner of Systematic, is responsible for the day-to-day management of the portion of the Multi-Manager Mid Cap Fund managed by Systematic. Employee-owners receive a fixed base salary and income distributions scaled to Systematic’s profit margins and their respective individual ownership interests. Total compensation is influenced by Systematic’s overall profitability and therefore is based in part on the aggregate performance of all of Systematic’s portfolios, including the Multi-Manager Mid Cap Fund. Partners are provided with a benefits package, including health insurance, and participation in a company 401(k) plan, comparable to that received by other Systematic employees. The portfolio managers are not compensated based solely on the performance of, or the value of assets held in, the Multi-Manager Mid Cap Fund or any other individual fund managed by Systematic.
The information regarding GSAM under the section “Portfolio Manager Compensation Structure - Sub-Advisers — Multi-Manager Small Cap Fund” on pages 61-62 is deleted and the following information is added:
     OFI
     The OFI portfolio managers who manage the Multi-Manager Small Cap Fund are employed and compensated by OFI. Under OFI’s compensation program for its portfolio managers and analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of OFI. This system is intended to align the portfolio managers’ and analysts’ interests with the success of the funds and accounts and their investors. OFI’s compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. The portfolio managers’ compensation consists of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of OFI’s holding company parent Oppenheimer Acquisition Corp. Senior portfolio managers may also be eligible to participate in OFI’s deferred compensation plan.
     The base pay component of each portfolio manager of OFI is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help OFI attract and retain talent. The annual discretionary bonus is determined by senior management of OFI and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The portfolio managers’ compensation is not based on the total value of the Multi-Manager Small Cap Fund’s assets, although the Fund’s investment performance may increase those assets. The portfolio managers’ compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Multi-Manager Small Cap Fund and other funds and accounts managed by the portfolio managers.

The information regarding GSAM under the section “Disclosure of Securities Ownership” on page 63 is deleted and the following information is added:

		Dollar ($) Range of Shares
		Beneficially Owned by
		Portfolio Manager Because of
Shares Beneficially		Direct or Indirect Pecuniary
Owned by		Interest
Systematic
Ron Mushock ***	Multi-Manager Mid Cap Fund	$0

OFI
David E. Schmidt***	Multi-Manager Small Cap Fund	$0

***	Information as of March 31, 2008.

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